Trade and Other Receivables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of Range [Member]
Disclosure Of Financial Assets [Line Items]
Trade receivable settlement terms	30 days
Top of Range [Member]
Disclosure Of Financial Assets [Line Items]
Trade receivable settlement terms	180 days